Supplemental cash flow information - Financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 3,407,953
Changes from financing cash flows:
Dividends paid	(158,297)	$ (158,310)
Interest paid	(69,498)	(70,446)
Shares issued, stock option plan	4	0
Total cash changes	(227,791)	(228,756)
Non-cash changes:
Amortization of issue costs	1,144
Dividends declared	158,297
Interest expense	72,067
Shares issued, stock option plan	2
Total non-cash changes	231,510
Ending balance	3,411,672	3,407,953
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,493,327
Changes from financing cash flows:
Dividends paid	0
Interest paid	0
Shares issued, stock option plan	0
Total cash changes	0
Non-cash changes:
Amortization of issue costs	1,144
Dividends declared	0
Interest expense	0
Shares issued, stock option plan	0
Total non-cash changes	1,144
Ending balance	1,494,471	1,493,327
Interest payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	12,401
Changes from financing cash flows:
Dividends paid	0
Interest paid	(69,498)
Shares issued, stock option plan	0
Total cash changes	(69,498)
Non-cash changes:
Amortization of issue costs	0
Dividends declared	0
Interest expense	72,067
Shares issued, stock option plan	0
Total non-cash changes	72,067
Ending balance	14,970	12,401
Dividends Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	39,579
Changes from financing cash flows:
Dividends paid	(158,297)
Interest paid	0
Shares issued, stock option plan	0
Total cash changes	(158,297)
Non-cash changes:
Amortization of issue costs	0
Dividends declared	158,297
Interest expense	0
Shares issued, stock option plan	0
Total non-cash changes	158,297
Ending balance	39,579	39,579
Share capital [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,862,646
Changes from financing cash flows:
Dividends paid	0
Interest paid	0
Shares issued, stock option plan	4
Total cash changes	4
Non-cash changes:
Amortization of issue costs	0
Dividends declared	0
Interest expense	0
Shares issued, stock option plan	2
Total non-cash changes	2
Ending balance	$ 1,862,652	$ 1,862,646